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                              European Equity Fund
                            Pacific Basin Equity Fund

                                  ANNUAL REPORT
                                October 31, 1996

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                October 31, 1996

     Shares                                                             Value
    -------                                                          -----------
            COMMON STOCKS & WARRANTS (95.5%)

            FRANCE (11.4%)
            CAPITAL EQUIPMENT
    17,500  Alcatel Alsthom ..............................           $ 1,492,421
                                                                     -----------
            CONSUMER DURABLES
     9,780  Peugeot SA ...................................             1,019,607
                                                                     -----------
            CONSUMER NON-DURABLES
     3,500  Bongrain SA ..................................             1,417,115
     6,020  LVMH .........................................             1,378,860
                                                                     -----------
                                                                       2,795,975
                                                                     -----------
            FINANCE
    15,430  Societe Generale .............................             1,662,969
                                                                     -----------
            MEDIA & ADVERTISING
     6,520  Canal Plus ...................................             1,614,537
    17,220  Havas SA .....................................             1,131,047
    14,745  Television Francaise 1 .......................             1,568,954
                                                                     -----------
                                                                       4,314,538
                                                                     -----------
            RETAIL
     4,058  Comptoirs Modernes ...........................             1,941,490
                                                                     -----------
            SERVICES
    11,715  Accor SA .....................................             1,471,106
     4,140  Sodexho SA ...................................             2,000,966
                                                                     -----------
                                                                       3,472,072
                                                                     -----------
            TOTAL FRANCE .................................            16,699,072
                                                                     -----------
            GERMANY (5.6%)
            BANKING
    60,300  Commerzbank AG ...............................             1,349,822
    32,890  Depfa Bank AG ................................             1,350,870
                                                                     -----------
                                                                       2,700,692
                                                                     -----------
            CAPITAL EQUIPMENT
    23,400  Siemens AG ...................................             1,209,093
                                                                     -----------
            ENERGY
    29,400  VEBA AG ......................................             1,568,039
                                                                     -----------
            MULTI-INDUSTRY
    12,247  Metallgesellschaft AG* .......................               225,386
                                                                     -----------
            PHARMACEUTICALS
    36,170  Merck KGaA* ..................................             1,328,431
                                                                     -----------
            RETAIL
    14,380  Metro AG* ....................................             1,179,342
                                                                     -----------
            TOTAL GERMANY ................................             8,210,983
                                                                     -----------
            IRELAND (5.6%)
            BANKING
   270,700  Irish Permanent, Plc ............................          2,058,572
                                                                     -----------
            CONSUMER NON-DURABLES
   296,000  Greencore Group, Plc ............................          1,725,582
                                                                     -----------
            MATERIALS
   595,000  Smurfit (Jefferson) Group, Plc ..................          1,647,126
                                                                     -----------
            MEDIA & ADVERTISING
   271,666  Independent Newspapers, Plc .....................          1,448,797
                                                                     -----------
            PHARMACEUTICALS
    45,300  Elan Corp., Plc., ADR* ..........................          1,257,075
                                                                     -----------
            TOTAL IRELAND ...................................          8,137,152
                                                                     -----------
            ITALY (8.4%)

            BANKING
   152,000  Istituto Mobiliare
              Italiano SpA (IMI) ............................          1,202,874
                                                                     -----------
            CONSUMER DURABLES
   300,000  Ente Nazionale
              Idrocarbun SpA (ENI)* .........................          1,436,717
   398,000  Fiat SpA ........................................          1,063,869
                                                                     -----------
                                                                       2,500,586
                                                                     -----------
            INSURANCE
    49,967  Assicurazioni Generali SpA ......................            965,084
   240,140  Assicurazione Industriale
              SAI SpA .......................................            750,339
   820,400  Istituto Nazionale
              Delle Assicurazioni SpA .......................          1,132,985
                                                                     -----------
                                                                       2,848,408
                                                                     -----------
            MEDIA
   170,000  Mondadori (Arnoldo)
              Editore SpA ...................................          1,255,109
                                                                     -----------
            RETAIL
   206,450  Rinascente SpA ..................................          1,220,736
    10,322  Rinascente SpA (Warrants)* ......................              4,423
                                                                     -----------
                                                                       1,225,159
                                                                     -----------

                    THE 59 WALL STREET EUROPEAN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                          October 31, 1996 (continued)

Shares                                                                  Value
-------                                                              -----------
         ITALY (continued)
         TELECOMMUNICATIONS
713,200  Telecom Italia Mobile SpA .......................           $ 1,473,884
814,200  Telecom Italia SpA ..............................             1,814,104
                                                                     -----------
                                                                       3,287,988
                                                                     -----------
         TOTAL ITALY .....................................            12,320,124
                                                                     -----------
         NETHERLANDS (6.3%)
         FINANCE
104,725  Fortis Amev NV ...................................            3,129,344
                                                                      ----------
         MATERIALS
 24,400  Akzo Nobel NV ....................................            3,074,627
                                                                      ----------
         MEDIA & ADVERTISING
186,160  Elsevier NV ......................................            3,094,072
                                                                      ----------
         TOTAL NETHERLANDS ................................            9,298,043
                                                                      ----------
         SPAIN (3.5%)
         CONSUMER NON-DURABLES
 17,740  Tabacalera SA ....................................              649,287
 41,200  Viscofan Envolturas SA ...........................              587,672
                                                                      ----------
                                                                       1,236,959
                                                                      ----------
         ENERGY
 16,740  Repsol SA ........................................              546,433
                                                                      ----------
         FINANCE
 16,360  Argentaria SA ....................................              641,091
                                                                      ----------
         MULTI-INDUSTRY
 10,510  Corp Fin Alba ....................................              889,596
                                                                      ----------
         SERVICES
 68,430  Autopistas Cesa SA (Acesa) .......................              785,689
                                                                      ----------
         UTILITIES
 47,710  Telefonica de Espana .............................              957,229
                                                                      ----------
         TOTAL SPAIN ......................................            5,056,997
                                                                      ----------
         SWEDEN (4.3%)
         CAPITAL EQUIPMENT
  7,280  ABB AB (B free) ..................................              811,509
 43,980  Atlas Copco AB (A free) ..........................              909,603
 35,000  Ericsson (LM)
           Telephone Co., ADR .............................              947,428
                                                                      ----------
                                                                       2,668,540
                                                                      ----------
         CONSUMER DURABLES
 16,500  Electrolux AB (B free) ...........................              918,381
 37,000  Swedish Match AB* ................................              110,285
 37,000  Volvo AB (B free) ................................              768,055
                                                                      ----------
                                                                       1,796,721
                                                                      ----------
         MATERIALS
 19,580  Mo och Domsjo AB (B free) ........................              538,951
 46,850  Munksjo AB .......................................              463,107
                                                                      ----------
                                                                       1,002,058
                                                                      ----------
         MULTI-INDUSTRY
 19,310  Investor AB (B free) .............................              778,191
 19,310  Scania AB (Warrants)* ............................               18,207
                                                                      ----------
                                                                         796,398
                                                                      ----------
         TOTAL SWEDEN .....................................            6,263,717
                                                                      ----------

         SWITZERLAND (10.6%)
         BANKING
 31,000  CS Holding AG (Bearer)* .........................             3,096,321
                                                                     -----------
         CONSUMER DURABLES
  4,720  SMH AG (Bearer) .................................             2,893,987
                                                                     -----------
         CONSUMER NON-DURABLES
  2,630  Nestle AG (Registered)* .........................             2,856,796
                                                                    -----------
         INSURANCE
  3,950  Winterthur Insurance ............................             2,353,125
                                                                     -----------
         MATERIALS
  1,800  Ciba-Geigy AG ...................................             2,207,278
                                                                     -----------
         PHARMACEUTICALS
  1,800  Sandoz AG (Registered) ..........................             2,084,810
                                                                     -----------
         TOTAL SWITZERLAND ...............................            15,492,317
                                                                     -----------

         UNITED KINGDOM (39.8%)
         BANKING
940,600  Bank of Scotland ................................             4,317,207
                                                                     -----------
         CONSUMER NON-DURABLES
350,000  Reckitt & Colman, Plc ...........................             4,055,990
                                                                     -----------
         ENERGY
420,000  PowerGen, Plc ...................................             3,486,328
                                                                     -----------

                    THE 59 WALL STREET EUROPEAN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                          October 31, 1996 (continued)

  Shares                                                                Value
  -------                                                            -----------
           UNITED KINGDOM (continued)
           MATERIALS
  221,300  RTZ Corp., Plc .................................          $ 3,540,656
  543,200  Redland, Plc ...................................            3,713,281
                                                                     -----------
                                                                       7,253,937
                                                                     -----------
           MULTI-INDUSTRY
  688,680  BTR, Plc .......................................            2,886,313
  604,000  Grand Metropolitan, Plc ........................            4,556,543
  727,500  Inchcape, Plc ..................................            3,398,315
                                                                     -----------
                                                                      10,841,171
                                                                     -----------
           PHARMACEUTICALS
  248,100  Glaxo Wellcome, Plc ............................            3,896,753
                                                                     -----------
           RETAIL
  275,700  Marks & Spencer, Plc ...........................            2,315,449
  669,272  Safeway, Plc ...................................            3,970,535
  779,100  Tesco, Plc .....................................            4,222,661
                                                                     -----------
                                                                      10,508,645
                                                                     -----------
           SERVICES
  648,000  Ladbroke Group, Plc ............................            2,104,102
1,517,647  TC Group, Plc ..................................            3,532,284
                                                                     -----------
                                                                       5,636,386
                                                                     -----------

            TELECOMMUNICATIONS
   500,200  Carlton Communications, Plc ...................            4,009,578
 1,092,000  Vodafone Group, Plc ...........................            4,221,191
                                                                    ------------
                                                                       8,230,769
                                                                    ------------
            TOTAL UNITED KINGDOM ..........................         $ 58,227,186
                                                                    ------------
            TOTAL COMMON STOCKS
            & WARRANTS
            (identified cost $121,514,224) ................         $139,705,591
                                                                    ------------
 Principal
  Amount
 ---------

            TIME DEPOSITS (3.3%)
            State Street Bank (London)
            2.85%, 11/1/96
            (identified cost $4,936,484) ..................         $  4,936,484
                                                                    ------------

TOTAL INVESTMENTS (identified cost) (a) ..............    98.8%      144,642,075
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .......     1.2         1,707,948
                                                         -----      ------------
NET ASSETS ...........................................   100.0%     $146,350,023
                                                         =====      ============


-----------------------
*   non-income producing security

(a) The aggregate cost for federal income tax purposes is $126,450,708, the aggregate gross unrealized appreciation is $22,927,861 and the aggregate gross unrealized depreciation is $4,736,494 resulting in net unrealized appreciation of $18,191,367.

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1996


ASSETS:
      Investments in securities, at value (identified cost $126,450,708) (Note 1) ...........     $144,642,075
      Cash (including $5,179,981 in foreign currency)........................................        6,087,452
      Receivables for:
         Dividends and interest..............................................................          399,690
         Foreign tax reclaim.................................................................          221,087
         Capital stock sold..................................................................            1,874
                                                                                                  ------------
             Total Assets ...................................................................      151,352,178
                                                                                                  ------------

LIABILITIES:
      Payables for:
         Investments purchased...............................................................        4,572,263
         Investment advisory fee (Note 2) ...................................................          153,425
         Shareholder servicing/Eligible institution fees (Note 2)............................           59,010
         Foreign withholding taxes...........................................................           42,264
         Administrative fee (Note 2).........................................................           35,406
         Capital stock redeemed..............................................................           15,454
         Accrued expenses and other liabilities..............................................          124,333
                                                                                                  ------------
             Total Liabilities ..............................................................        5,002,155
                                                                                                  ------------
 NET ASSETS   ...............................................................................     $146,350,023
                                                                                                  ============
Net Assets Consist of:
      Paid-in capital........................................................................     $117,541,441
      Accumulated undistributed net investment income........................................        1,056,298
      Accumulated net realized gain..........................................................        9,446,043
      Net unrealized appreciation............................................................       18,306,241
                                                                                                  ------------
Net Assets ..................................................................................     $146,350,023
                                                                                                  ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
     ($146,350,023 / 4,179,145 shares) ......................................................           $35.02
                                                                                                        ======

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME:
      INCOME:
         Dividends (net of foreign withholding tax of $480,840)....   3,046,386
         Interest..................................................      80,261
                                                                      ---------
             Total Income .........................................   3,126,647
                                                                      ---------
      EXPENSES:
         Investment advisory fee (Note 2)..........................     847,451
         Shareholder servicing/Eligible institution fees (Note 2)..     325,943
         Custodian fee (Note 3)....................................     323,978
         Administrative fee (Note 2)...............................     195,566
         Directors' fees and expenses (Note 2).....................      10,080
         Miscellaneous expenses....................................      32,660
                                                                      ---------
         Total Expenses ...........................................   1,735,678
             Fees paid indirectly (Note 3).........................    (126,349)
                                                                      ---------
             Net Expenses .........................................   1,609,329
                                                                      ---------
             Net Investment Income ................................   1,517,318
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
      Net realized gain (loss) on:

         Investments...............................................   8,684,186
         Foreign exchange transactions ............................  (4,652,046)
                                                                    -----------
                                                                      4,032,140
                                                                    -----------
      Net change in unrealized appreciation/depreciation on:
         Investments...............................................   6,865,160
         Foreign currency translations.............................   5,510,645
                                                                    -----------
                                                                     12,375,805
                                                                    -----------
             Net Realized and Unrealized Gain .....................  16,407,945
                                                                    -----------
      Net Increase in Net Assets Resulting from Operations ........ $17,925,263
                                                                    ===========

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                        For the years ended October 31,
                                                                        -------------------------------
                                                                             1996            1995
                                                                         -----------     ------------
INCREASE IN NET ASSETS:
      Operations:
         Net investment income ......................................   $   1,517,318    $   1,709,242
         Net realized gain on investments and foreign exchange
            transactions ............................................       4,032,140        8,772,423
         Net change in unrealized appreciation on investments
            and foreign currency translations .......................      12,375,805       (1,037,893)
                                                                        -------------    -------------
            Net increase in net assets resulting from operations ....      17,925,263        9,443,772
                                                                        -------------    -------------
      Distributions declared from net realized gains (Note 1) .......      (5,095,644)      (8,414,966)
                                                                        -------------    -------------

      Capital stock transactions (Note 4):
         Net proceeds from sales of capital stock ...................      29,772,327       24,158,027
         Net asset value of capital stock issued to shareholders in
            reinvestment of dividends and distributions .............         395,504          706,260
         Net cost of capital stock redeemed .........................     (13,602,848)     (19,569,245)
                                                                        -------------    -------------
            Net increase in net assets resulting from capital stock
               transactions .........................................      16,564,983        5,295,042
                                                                        -------------    -------------

               Total increase in net assets .........................      29,394,602        6,323,848

NET ASSETS:
      Beginning of year .............................................     116,955,421      110,631,573
                                                                        -------------    -------------
      End of Year (including accumulated undistributed net investment
         income of $1,056,298 and $4,904,283, respectively) .........   $ 146,350,023    $ 116,955,421
                                                                        =============    =============

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                              FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each year

                                                                   For the years ended October 31,
                                                  ------------------------------------------------------------
                                                  1996          1995          1994         1993          1992
                                                  -----        -----         ------        -----        ------
Net asset value, beginning of year............   $31.95        $31.82        $31.17       $27.15        $25.35

Income from investment operations:
  Net investment income.......................     0.38+         0.45          0.39         0.21          0.29
  Net realized and unrealized gain............     4.08          2.09          1.80         6.09          1.74

Less dividends and distributions (Note 1):
  From net investment income..................     --             --          (0.25)       (0.36)          (0.23)
  From net realized gains.....................    (1.39)        (2.41)        (1.29)        (1.91)         --
  In excess of net realized gains.............     --             --          --            (0.01)         --
                                                 ------        ------        ------       ------        ------
Net asset value, end of year..................   $35.02        $31.95        $31.82       $31.17        $27.15
                                                 ======        ======        ======       ======        ======
Total return..................................    14.63%         9.42%         7.35%       24.82%         7.87%

Ratios/Supplemental Data:
  Net assets, end of year (000's omitted).....  $146,350      $116,955     $110,632      $88,860       $27,426
  Expenses as a percentage of average
    net assets:
    Expenses paid by Fund.....................     1.23%         1.24%         1.37%        1.50%         1.50%
    Expenses paid by commissions*.............     0.01%         0.05%          n/a          n/a           n/a
    Expense offset arrangement................     0.09%         0.14%          n/a          n/a           n/a
                                                   ----          ----          ----         ----          ----
        Total expenses........................     1.33%         1.43%         1.37%        1.50%         1.50%
  Ratio of net investment income to
    average net assets........................     1.16%         1.55%         1.30%        1.28%         1.71%
  Portfolio turnover rate.....................        42%           72%          124%          37%           50%
  Average commission rate paid per share**....   $0.0212      $0.0216          --            --            --


---------------------
* A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

** Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.

+  Calculated using average shares outstanding for the year.

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                October 31, 1996

  Shares                                                               Value
  ------                                                               -----

           COMMON STOCKS AND RIGHTS (94.6%)
           AUSTRALIA (5.7%)
           ENERGY
  133,400  Broken Hill
             Proprietary Co., Ltd. ..........................        $ 1,771,124
  281,000  Woodside Petroleum, Ltd. .........................          1,982,324
                                                                     -----------
                                                                       3,753,448
                                                                     -----------
           GOLD MINES
  344,000  RGC, Ltd. ........................................          1,554,217
                                                                     -----------
           MATERIALS
  110,693  CRA, Ltd. ........................................          1,735,501
  233,000  WMC, Ltd. ........................................          1,464,561
                                                                     -----------
                                                                       3,200,062
                                                                     -----------
           TOTAL AUSTRALIA ..................................          8,507,727
                                                                     -----------
           HONG KONG (7.8%)
           BANKING
  254,172  Dao Heng Bank Group, Ltd. ........................          1,117,644
                                                                     -----------
           INSURANCE
1,114,000  National Mutual Asia, Ltd. .......................            936,473
                                                                     -----------
           MATERIALS
2,800,000  C.P. Pokphand Co. ................................            932,464
                                                                     -----------
           MULTI-INDUSTRY
  206,000  Guoco Group, Ltd. ................................          1,089,651
  162,000  Hutchison Whampoa, Ltd. ..........................          1,131,373
  151,000  Jardine Matheson Hldgs., Ltd. ....................            853,150
  122,500  Swire Pacific, Ltd. ..............................          1,081,274
                                                                     -----------
                                                                       4,155,448
                                                                     -----------
           REAL ESTATE
  142,000  Cheung Kong Hldgs., Ltd. .........................          1,138,615
  224,000  New World Development
             Co., Ltd. ......................................          1,303,639
  105,500  Sun Hung Kai Properties, Ltd. ....................          1,200,693
                                                                     -----------
                                                                       3,642,947
                                                                     -----------
           TELECOMMUNICATIONS
  515,800  Hong Kong
             Telecommunications, Ltd. .......................            910,565
                                                                     -----------
           TOTAL HONG KONG ..................................         11,695,541
                                                                     -----------
           INDIA (5.5%)
           CONSUMER DURABLES
  141,000  Ashok Leyland, Ltd. ..............................          1,551,000
   44,000  Bajaj Auto, Ltd. .................................          1,397,000
                                                                     -----------
                                                                       2,948,000
                                                                     -----------
           FINANCE
  134,000  Industrial Credit & Investment
             Corp. of India, Ltd. ...........................          1,457,250
                                                                     -----------
         MATERIALS
 70,000  Grasim Industries, Ltd. ..........................              980,000
598,000  Indo Gulf Fertilisers and
           Chemicals Corp., Ltd. ..........................              418,600
136,000  Reliance Industries, Ltd. ........................            1,513,000
 41,000  Southern Petrochemicals
           Industries Corp., Ltd. .........................              158,875
                                                                     -----------
                                                                       3,070,475
                                                                     -----------
         PHARMACEUTICALS
 46,000  Ranbaxy Laboratories, Ltd. .......................              862,500
                                                                     -----------
         TOTAL INDIA ......................................            8,338,225
                                                                     -----------
         INDONESIA (2.0%)
         BANKING
308,000  Bank Bali ........................................              634,697
848,125  Bank Dagang Nasional .............................              600,784
                                                                     -----------
                                                                       1,235,481
                                                                     -----------
         CAPITAL EQUIPMENT
180,100  Voksel Electric ..................................               61,855
                                                                     -----------
         MATERIALS
286,000  Semen Cibinong ...................................              626,197
                                                                     -----------
         PHARMACEUTICALS
600,000  Kalbe Farma ......................................              708,367
                                                                     -----------
         REAL ESTATE
600,000  Ciputra Development ..............................              437,900
                                                                     -----------
         TOTAL INDONESIA ..................................            3,069,800
                                                                     -----------
         JAPAN (58.0%)
         BANKING
301,000  Asahi Bank, Ltd. .................................            3,093,145
    700  Bank of Tokyo-Mitsubishi
           Bank, Ltd. .....................................               14,264
490,000  Daiwa Bank, Ltd. .................................            2,775,899
450,000  Long Term Credit Bank
           of Japan .......................................            2,984,059
300,000  Mitsui Trust and
           Banking Co., Ltd. ..............................            2,898,423
340,000  Sakura Bank, Ltd. ................................            3,225,155
265,000  Sumitomo Trust and
           Banking Co., Ltd. ..............................            2,932,678
                                                                     -----------
                                                                      17,923,623
                                                                     -----------

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                          October 31, 1996 (continued)

Shares                                                                  Value
------                                                                  -----
         JAPAN (continued)
         CAPITAL EQUIPMENT
 20,800  Autobacs Seven Co., Ltd. .........................          $ 1,640,543
103,000  Bridgestone Corp. ................................            1,736,946
 77,000  Denso Corp. ......................................            1,596,065
 40,400  Fanuc, Ltd. ......................................            1,295,156
179,000  Hitachi, Ltd. ....................................            1,587,897
371,000  Ishikawajima Harina Heavy
           Industries Co., Ltd. ...........................            1,710,729
 58,100  Kandenko .........................................              627,667
264,000  Kubota, Ltd. .....................................            1,493,268
 72,500  Kurita Water Industries, Ltd. ....................            1,458,214
 25,000  Kyocera Corp. ....................................            1,649,027
 31,300  Mabuchi Motor Co., Ltd. ..........................            1,594,484
142,000  Matsushita Electric
           Industrial Co., Ltd. ...........................            1,371,920
 45,000  Murata Mfg. Co., Ltd. ............................            1,446,577
 50,000  Nippon Electric Glass, Ltd. ......................              764,130
150,000  Sekisui House, Ltd. ..............................            1,580,958
                                                                     -----------
                                                                      21,553,581
                                                                     -----------
         CONSUMER DURABLES
 82,000  Canon, Inc. .......................................           1,570,067
 38,000  Sony Music Entertainment, Inc. ....................           1,465,197
 29,000  TDK Corp. .........................................           1,701,462
117,000  Toppan Printing ...................................           1,428,396
                                                                      ----------
                                                                       6,165,122
                                                                      ----------
         CONSUMER NON-DURABLES
 60,000  Fuji Photo Film Co. ...............................           1,723,244
137,000  Kao Corp. .........................................           1,612,402
 27,000  Nintendo Co., Ltd. ................................           1,707,435
 32,000  Sony Corp. ........................................           1,919,635
                                                                      ----------
                                                                       6,962,716
                                                                      ----------
         ENERGY
259,000  Cosmo Oil Co. .....................................           1,401,291
 63,600  Tokyo Electric Power Co. ..........................           1,457,960
                                                                      ----------
                                                                       2,859,251
                                                                      ----------
         FINANCE
 45,000  Orix Corp. ........................................           1,675,816
287,000  Yamaichi Securities Co., Ltd. .....................           1,598,156
                                                                      ----------
                                                                       3,273,972
                                                                      ----------
         INSURANCE
251,000  Yasuda Fire & Marine
           Insurance Co. ...................................           1,593,896
                                                                      ----------
         MATERIALS
261,000  Dai Nippon Ink & Chemicals ........................           1,116,394
506,000  Kawasaki Steel Corp. ..............................           1,559,931
153,000  NGK Spark Plug Co. ................................           1,572,263
133,000  Sumitomo Electric
           Industries, Ltd. ................................           1,752,229
 79,000  Sumitomo Forestry Co., Ltd. .......................           1,103,245
 55,000  Tostem Corp. ......................................           1,579,641
                                                                      ----------
                                                                       8,683,703
                                                                      ----------
         MULTI-INDUSTRY
 17,600  Homewide Corp. ....................................             197,866
205,000  Sumitomo Corp. ....................................           1,654,692
                                                                      ----------
                                                                       1,852,558
                                                                      ----------
         PHARMACEUTICALS
 65,000  Sankyo Co. ........................................           1,609,942
 85,000  Taisho Pharmaceutical .............................           1,687,234
 68,000  Yamanouchi Pharmaceutical
           Co., Ltd. .......................................           1,379,650
                                                                      ----------
                                                                       4,676,826
                                                                      ----------
         SERVICES
 32,000  Ito-Yokado Co., Ltd. ..............................           1,596,416
103,000  Japan Radio Co. ...................................           1,375,082
 39,500  Kato Denki Co., Ltd. ..............................             568,969
 24,000  Secom Co., Ltd. ...................................           1,429,186
                                                                      ----------
                                                                       4,969,653
                                                                      ----------
         TELECOMMUNICATIONS
    188  DDI Corp. .........................................           1,411,796
 79,000  Denki Kogyo Co., Ltd. .............................             700,804
     63  Japan Telecom Co., Ltd. ...........................           1,516,139
 14,700  Kokusai Denshin Denwa .............................           1,271,749
 77,000  Matsushita Communications
           Industrial Co., Ltd. ............................           2,035,659
                                                                      ----------
                                                                       6,936,147
                                                                      ----------
           TOTAL JAPAN ....................................           87,451,048
                                                                     -----------
           MALAYSIA (9.0%)
           BANKING
  483,000  Commerce Asset Hldgs., Bhd .....................            3,154,364
   76,666  Commerce Asset Hldgs.,
             Bhd. (Rights)* ...............................              306,482
                                                                     -----------
                                                                       3,460,846
                                                                     -----------
           FINANCE
1,843,000  Public Finance, Bhd ............................            2,844,924
                                                                     -----------

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                          October 31, 1996 (continued)

  Shares                                                               Value
  ------                                                               -----
           MALAYSIA (continued)
           REAL ESTATE
1,745,000  Bolton Properties, Bhd .........................          $ 3,135,682
  650,000  IOI Properties, Bhd ............................            2,161,092
2,003,000  Lion Land, Bhd .................................            2,005,775
                                                                     -----------
                                                                       7,302,549
                                                                     -----------
           TOTAL MALAYSIA .................................           13,608,319
                                                                     -----------
           PAKISTAN (0.1%)
           BANKING
        3  Muslim Commercial Bank* ........................                    3
                                                                     -----------
           ENERGY
   20,036  Pakistan State Oil .............................              172,966
                                                                     -----------
           TEXTILES
       57  Crescent Textile Mills* ........................                   18
                                                                     -----------
           TOTAL PAKISTAN .................................              172,987
                                                                     -----------
           SINGAPORE (4.1%)
           BANKING
  130,000  Development Bank
             of Singapore .................................            1,559,815
                                                                     -----------
           ENERGY
  461,000  DBS Land, Ltd. .................................            1,453,206
                                                                     -----------
           FINANCE
  595,000  First Capital Corp., Ltd. ......................            1,377,139
                                                                     -----------
           REAL ESTATE
  734,000  Wing Tai Hldgs., Ltd. ..........................            1,803,081
                                                                     -----------
           TOTAL SINGAPORE ................................            6,193,241
                                                                     -----------
           SOUTH KOREA (2.4%)
           ENERGY
   11,000  Korea Electric Power Corp. .....................              323,510
                                                                     -----------
           MULTI-INDUSTRY
  251,000  CITC Seoul Access Trust* .......................            3,235,390
                                                                     -----------
           TOTAL SOUTH KOREA ..............................            3,558,900
                                                                     -----------


TOTAL INVESTMENTS (identified cost $150,018,345) (a) ..   94.6%     $142,595,788
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ........    5.4         8,089,159
                                                         -----      ------------
NET ASSETS ............................................  100.0%     $150,684,947
                                                         =====      ============
---------------------------
*   non-income producing security.

(a) the aggregate cost for federal income tax purposes is $150,024,887, the net aggregate gross unrealized appreciation is $9,128,718 and the aggregate gross unrealized depreciation is $16,557,817, resulting in net unrealized depreciation of $7,429,099.

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1996

ASSETS:
      Investments in securities, at value (identified cost $150,018,345) (Note 1)   $ 142,595,788
      Cash (including $645,388 in foreign currency) .............................       5,209,249
      Receivables for:
         Forward foreign currency exchange contracts sold--net (Notes 1 and 5) ..       2,260,504
         Investments sold .......................................................         965,774
         Dividends ..............................................................         369,308
         Capital stock sold .....................................................          25,568
                                                                                    -------------
             Total Assets .......................................................     151,426,191
                                                                                    -------------
LIABILITIES:
      Payables for:
         Investments purchased ..................................................         229,895
         Investment advisory fee (Note 2) .......................................         164,418
         Capital stock redeemed .................................................         137,781
         Shareholder servicing/Eligible institution fees (Note 2) ...............          63,238
         Foreign withholding taxes ..............................................          44,203
         Administrative fee (Note 2) ............................................          37,943
         Accrued expenses and other liabilities .................................          63,766
                                                                                    -------------
             Total Liabilities ..................................................         741,244
                                                                                    -------------
 NET ASSETS .....................................................................   $ 150,684,947
                                                                                    =============
Net Assets Consist of:
      Paid-in capital ...........................................................   $ 154,705,135
      Distributions in excess of net investment income ..........................        (245,188)
      Accumulated net realized gain .............................................       1,393,227
      Net unrealized depreciation ...............................................      (5,168,227)
                                                                                    -------------
Net Assets ......................................................................   $ 150,684,947
                                                                                    =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
    ($150,684,947 / 4,990,856 shares) ...........................................          $30.19
                                                                                           ======

                    See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 1996

INVESTMENT INCOME:
      INCOME:
         Dividends (net of foreign withholding tax of $201,753) .   $ 1,736,092
         Interest ...............................................        99,498
                                                                    -----------
             Total Income .......................................     1,835,590
                                                                    -----------
      EXPENSES:
         Investment advisory fee (Note 2) .......................       924,243
         Shareholder servicing/Eligible institution fees (Note 2)       355,478
         Custodian fee (Note 3) .................................       279,159
         Administrative fee (Note 2) ............................       213,287
         Directors' fees and expenses (Note 2) ..................        13,526
         Miscellaneous expenses .................................        59,668
                                                                    -----------
         Total Expenses .........................................     1,845,361
             Fees paid indirectly (Note 3) ......................      (239,945)
                                                                    -----------
             Net Expenses .......................................     1,605,416
                                                                    -----------
             Net Investment Income ..............................       230,174
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
      Net realized gain on:
         Investments ............................................     3,199,872
         Foreign exchange transactions ..........................     5,968,052
                                                                    -----------
                                                                      9,167,924
                                                                    -----------
      Net change in unrealized appreciation/depreciation on:
         Investments ............................................    (5,275,057)
         Foreign currency translations ..........................     1,048,191
                                                                    -----------
                                                                     (4,226,866)
                                                                    -----------

             Net Realized and Unrealized Gain ...................     4,941,058
                                                                    -----------
      Net Increase in Net Assets Resulting from Operations ......   $ 5,171,232
                                                                    ===========


                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                         For the years ended October 31,
                                                                         -------------------------------
                                                                             1996             1995
                                                                          -----------     -------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
         Net investment income .......................................   $     230,174    $     562,988
         Net realized gain (loss) on investments and foreign
           exchange transactions .....................................       9,167,924       (2,413,051)
         Net change in unrealized depreciation/appreciation on
           investments and foreign currency translations .............      (4,226,866)     (10,854,466)
                                                                         -------------    -------------
           Net increase (decrease) in net assets resulting from
             operations ..............................................       5,171,232      (12,704,529)
                                                                         -------------    -------------

      Dividends and distributions declared (Note 1):
         From net investment income ..................................      (3,266,119)         (10,397)
         In excess of net investment income ..........................      (1,873,146)            --
         From net realized gains .....................................            --        (16,806,025)
                                                                         -------------    -------------
           Total dividends and distributions declared ................      (5,139,265)     (16,816,422)
                                                                         -------------    -------------
      Capital stock transactions (Note 4):
         Net proceeds from sales of capital stock ....................      47,402,385       43,542,375
         Net asset value of capital stock issued to shareholders in
           reinvestment of dividends and distributions ...............       1,695,330        1,433,236
         Net cost of capital stock redeemed ..........................     (13,376,946)     (20,991,748)
                                                                         -------------    -------------
           Net increase in net assets resulting from capital stock
             transactions ............................................      35,720,769       23,983,863
                                                                         -------------    -------------
             Total increase (decrease) in net assets .................      35,752,736       (5,537,088)

NET ASSETS:
      Beginning of year ..............................................     114,932,211      120,469,299
                                                                         -------------    -------------
      End of Year (including distributions in excess of net investment income of $245,188 and accumulated undistributed net
         investment income of $3,035,945, respectively) ..............   $ 150,684,947    $ 114,932,211
                                                                         =============    =============

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                              FINANCIAL HIGHLIGHTS
 Selected per share data and ratios for a share outstanding throughout each year


                                                                 For the years ended October 31,
                                                  ------------------------------------------------------------
                                                  1996          1995         1994         1993           1992
                                                  ------       ------       ------       -------       -------
Net asset value, beginning of year............    $29.88       $39.85        $39.87       $27.53       $ 27.65

Income from investment operations:
  Net investment income.......................      0.05+        0.11          0.14         0.14          0.12
  Net realized and unrealized gain (loss).....      1.62        (4.50)         1.26        13.18          0.33

Less dividends and distributions (Note 1):
  From net investment  income.................     (0.86)       (0.00)*       (0.14)       (0.02)        (0.18)
  In excess of net investment income..........     (0.50)          --          --            --              --
  From net realized gains.....................       --         (5.58)        (1.28)       (0.96)        (0.39)
                                                  ------       ------        ------       ------        ------
Net asset value, end of year..................    $30.19       $29.88        $39.85       $39.87        $27.53
                                                  ======       ======        ======       ======        ======

Total return..................................      5.65%      (10.62)%        3.48%       50.02%         1.68%

Ratios/Supplemental Data:
  Net assets, end of year (000's omitted) ...   $150,685     $114,932      $120,469      $92,863       $31,250
  Expenses as a percentage of average
    net assets:
    Expenses paid by Fund.....................      1.13%         1.24%        1.29%        1.50%         1.50%
    Expenses paid by commissions**............      0.01%         0.05%        n/a           n/a          n/a
    Expenses offset arrangements..............      0.16%         0.14%        n/a           n/a          n/a
                                                   -----         -----        -----        -----         -----
      Total expenses..........................      1.30%        1.43%         1.29%        1.50%         1.50%

  Ratio of net investment income to
     average net assets.......................      0.16%        0.53%         0.39%        0.62%         0.43%
  Portfolio turnover rate.....................        58%          82%           86%          79%           84%
  Average commission rate paid per share***      $0.0149      $0.0092          --            --           --


----------------------------
*   Less than $0.01 per share.

** A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

*** Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.

+   Calculated using average shares outstanding for the year.

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. The 59 Wall Street European Equity Fund and The 59 Wall Street Pacific Basin Equity Fund
(individually the "Fund" or collectively the "Funds") are separate non-diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Funds commenced operations on November 1, 1990.

      Each Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

          A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) for purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

          B. Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, each Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. The Funds isolate that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (continued)


          C. Forward Foreign Currency Exchange Contracts. The Funds may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Funds have no specific limitation on the percentage of assets which may be committed to these types of contracts. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Funds are determined using forward currency exchange rates supplied by a quotation service.

          D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

          E. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on each Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions, utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year-end. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

          F.  Dividends  and   Distributions  to  Shareholders.   Dividends  and
     distributions to shareholders are recorded on the ex-dividend date.

      2.  Transactions with Affiliates.

      Investment Advisory Agreement. The Corporation has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.65% of each Fund`s average daily net assets. For the year ended October 31, 1996, the European Equity Fund and the Pacific Basin Equity Fund incurred $847,451 and $924,243, respectively, for advisory services.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of each Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended October 31, 1996, the European Equity Fund and the Pacific Basin Equity Fund incurred $195,566 and $213,287, respectively, for administrative services.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (continued)

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of each Fund's average daily net assets. For the year ended October 31, 1996, the European Equity Fund and the Pacific Basin Equity Fund incurred $325,943 and $355,478, respectively, for such services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from each Fund. For the year ended October 31, 1996, the European Equity Fund and the Pacific Basin Equity Fund incurred $4,347 and $6,969, respectively, for these fees.

     3. Investment Transactions. For the year ended October 31, 1996, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were as follows:

                                             European            Pacific Basin
                                            Equity Fund           Equity Fund
                                            -----------           ----------
        Purchases.....................      $64,029,862           $110,710,377
        Sales.........................      $53,924,593           $ 77,525,402

      There were no purchases or sales of U.S. government obligations during the year. Custody fees for the European Equity Fund and the Pacific Basin Equity Fund were reduced by $10,000 and $8,000, respectively, as a result of each Fund directing a portion of its portfolio transactions to certain unaffiliated brokers. Additionally, custody fees for the European Equity Fund and the Pacific Basin Equity Fund were further reduced by $116,349 and $231,945, respectively, as a result of an expense offset arrangement with the Funds' custodian.

     4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of each of the Funds. Transactions in shares of capital stock were as follows:


                                                                   For the years ended October 31,
                                                          ---------------------------------------------------
                                                         European Equity Fund        Pacific Basin Equity Fund
                                                         ---------------------       -------------------------
                                                          1996           1995           1996            1995
                                                         -------        -------        -------        --------
Capital stock sold................................      922,565         819,896       1,517,549      1,474,684
Capital stock issued in connection with reinvestment
   of dividends and distributions.................       13,010          26,294          56,871         49,320
Capital stock repurchased.........................     (417,199)       (662,437)       (430,114)      (700,221)
                                                        -------         -------         -------        -------
Net increase......................................      518,376         183,753      1,144,306         823,783
                                                        =======         =======         =======        =======


      5. Financial Instruments with Off-Balance Sheet Risk. At October 31, 1996, the Pacific Basin Equity Fund had outstanding forward foreign currency exchange contracts as a hedge to protect against possible changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contracts.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (continued)


      Forward foreign currency exchange contracts open at October 31, 1996:



                                    Contracts          In Exchange       Deliver     Unrealized
                                   to Deliver              For            Date      Appreciation
                                    --------           ----------         ------      ----------
Pacific Basin Equity Fund:

                                  JPY 9,900,000,000    $89,592,760       12/2/96     $2,260,504
                                                        ==========                    =========


      6.  Federal  Income Tax Status.  The  Corporation  intends to elect on its
European Equity Fund and Pacific Basin Equity Fund to pass-through to shareholders foreign income taxes paid by each Fund during the year ended October 31, 1996. Shareholders must include in federal taxable income their pro-rata portion of foreign taxes paid by the Fund and will be able to claim either an offsetting deduction or a tax credit on their federal income tax return. The individual amount of the foreign tax credit will be reported on Form 1099. For the year ended October 31, 1996, the European Equity Fund and Pacific Basin Equity Fund earned $3,493,615 and $1,651,572, respectively, of dividend income from foreign countries and paid $480,840 and $201,753, respectively, in taxes to those foreign countries.

                          INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders
The 59 Wall Street Fund, Inc.:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The 59 Wall Street European Equity Fund and The 59 Wall Street Pacific Basin Equity Fund (portfolios of The 59 Wall Street Fund, Inc.) as of October 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 1996 and 1995, and the financial highlights for each of the years in the five-year period ended October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective portfolios of The 59 Wall Street Fund, Inc. at October 31, 1996, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 17, 1996

Management's Discussion of fund performance

     The  following  investment   management   strategies  and  techniques  have
materially affected the Funds' performance for the fiscal year ended October 31, 1996.


European Equity Fund

     All major European markets advanced this year encouraged by further interest rate declines and an improving corporate earnings outlook. Investors, particularly those in the Continental European markets were not discouraged by the prospect of sub-par economic recovery, a consequence of fiscal tightening ahead of monetary union. The best US. dollar adjusted returns were earned in Spain and Ireland, each up over 30% over the twelve-month period. Among the major market laggards, Italy produced the weakest performance, returning only 7.6%. The European Equity Fund achieved a dollar-adjusted return of 14.6% over this period. Since its inception six years ago, the European Equity Fund has provided its investors with a compound annual return of 10.7%.

     Over the course of the last year, the Fund's investment strategy has continued to focus on those companies with visible earnings growth and reasonable valuations. As the year progressed, the Fund has repositioned its holdings to beneflt from an increased market emphasis on corporate restructuring and earnings enhancement.

   [The following table was depicted as a line graph in the printed material]

                     European Equity Fund Growth of $10,000

Line graph with two axes: the X-axis represents years of operations; the Y-axis represents dollar value. The graph plots two lines: the first line represents the growth of a ten thousand dollar investment in the Fund from October 31, 1990 to October 31, 1996; the second line represents the growth of a ten thousand dollar investment in a portfolio of securities reflecting the composition of the MSCI-Europe Index for the same time period. The graph points are as follows:

            DATE                   European Equity Fund*          MSCI-Europe
            ----                   ---------------------          -----------
          10/31/90                     $10,000                      $10,000
          11/30/90                     $9,924                       $10,100
          12/31/90                     $9,784                       $9,954
          1/31/91                      $9,964                       $10,288
          2/28/90                      $10,460                      $11,188
          3/31/91                      $9,880                       $10,439
          4/30/91                      $10,004                      $10,329
          5/31/91                      $10,144                      $10,634
          6/30/91                      $9,500                       $9,740
          7/31/91                      $9,996                       $10,415
          8/31/91                      $10,108                      $10,605
          9/30/91                      $10,368                      $10,923
          10/31/91                     $10,160                      $10,694
          11/30/91                     $9,904                       $10,442
          12/31/91                     $10,689                      $11,258
          1/31/92                      $10,746                      $11,255
          2/29/92                      $10,790                      $11,299
          3/31/92                      $10,435                      $10,903
          4/30/92                      $11,073                      $11,505
          5/31/92                      $11,549                      $12,160
          6/30/92                      $11,452                      $11,933
          7/31/92                      $10,972                      $11,507
          8/31/92                      $11,032                      $11,469
          9/30/92                      $10,895                      $11,280
          10/31/92                     $10,960                      $10,493
          11/30/92                     $11,218                      $10,488
          12/31/92                     $11,494                      $10,728
          1/31/93                      $11,340                      $10,746
          2/28/93                      $11,419                      $10,868
          3/31/93                      $11,762                      $11,427
          4/30/93                      $12,082                      $11,680
          5/31/93                      $12,223                      $11,806
          6/30/93                      $11,836                      $11,633
          7/31/93                      $11,871                      $11,673
          8/31/93                      $12,885                      $12,698
          9/30/93                      $12,929                      $12,659
          10/31/93                     $13,680                      $13,186
          11/30/93                     $13,606                      $12,902
          12/31/93                     $14,611                      $13,870
          1/31/94                      $15,322                      $14,576
          2/28/94                      $14,524                      $14,060
          3/31/94                      $13,730                      $13,663
          4/30/94                      $14,071                      $14,228
          5/31/94                      $13,448                      $13,623
          6/30/94                      $13,453                      $13,480
          7/31/94                      $14,094                      $14,187
          8/31/94                      $14,667                      $14,637
          9/30/94                      $14,094                      $14,055
          10/31/94                     $14,685                      $14,668
          11/30/94                     $13,960                      $14,106
          12/31/94                     $14,036                      $14,187
          1/31/95                      $13,906                      $14,076
          2/28/95                      $14,222                      $14,396
          3/31/95                      $14,896                      $15,064
          4/30/95                      $15,409                      $15,546
          5/31/95                      $15,505                      $15,864
          6/30/95                      $15,470                      $16,014
          7/31/95                      $15,998                      $16,846
          8/31/95                      $16,450                      $16,198
          9/30/95                      $16,400                      $16,687
          10/31/95                     $16,068                      $16,608
          11/30/95                     $15,842                      $16,726
          12/31/95                     $16,352                      $17,257
          1/31/96                      $16,404                      $17,369
          2/29/96                      $16,678                      $17,685
          3/31/96                      $17,219                      $17,897
          4/30/96                      $17,630                      $18,026
          5/31/96                      $17,966                      $18,165
          6/30/96                      $17,924                      $18,365
          7/31/96                      $17,445                      $18,135
          8/31/96                      $17,971                      $18,674
          9/30/96                      $18,165                      $18,970
          10/31/96                     $18,418                      $19,508

                  *net of fees and expenses

           Past performance is not predictive of future performance.

Pacific Basin Equity Fund

     Equity markets in the Pacific Basin, as measured by the MSCI-Pacific Index, rose a modest 3.3% in US dollars during the year ending October 31. 1996. Returns in individual markets within the region varied widely. Japan, the largest market within the region, rose 10.3% during the period, but the weakness of the Yen translated that return into a dollar-adjusted decline of 0.8%. Hong Kong and Malaysia, on the other hand, provided dollar based investors with returns of 28.0% and 26.8%, respectively, during the same period. Thailand and South Korea proved to be the worst performing markets last year, falling 29.4% and 36.2%, respectively. Both markets suffered from declining exports, higher interest rates, and political uncertainty. The Pacific Basin Equity Fund was not invested in Thailand this year and had only a small exposure to the Korean market.

     Over the last twelve months, the Pacific Basin Equity Fund has outperformed the MSCI-Pacific Index, rising 5.7%. The out performance was due, in part, to a relatively underweighted position in Japan, and by the Fund's strategy of protecting the dollar value of its Japanese exposure by defensively hedging the Yen. Over the period since its inception, the Fund achieved a compound annual return of 8.7%, well ahead of the MSCI-Pacific Index's return of 3.7%.

   [The following table was depicted as a line graph in the printed material]

                   Pacific Basin Equity Fund Growth of $10,000

Line graph with two axes: the X-axis represents years of operations; the Y-axis represents dollar value. The graph plots two lines: the first line represents the growth of a ten thousand dollar investment in the Fund from October 31, 1990 to October 31, 1996; the second line represents the growth of a ten thousand dollar investment in a portfolio of securities reflecting the composition of the MSCI-Pacific Index for the same time period. The graph points are as follows:

          DATE           Pacific Basin Equity Fund*      MSCI-Pacific
          ----           --------------------------      ------------
        10/31/90                   $10,000                   $10,000
        11/30/90                   $9,368                    $8,891
        12/31/90                   $9,580                    $9,270
        1/31/90                    $9,940                    $9,559
        2/28/90                    $10,820                   $10,737
        3/31/91                    $10,912                   $10,151
        4/30/91                    $11,312                   $10,412
        5/31/91                    $11,308                   $10,372
        6/30/91                    $11,008                   $9,694
        7/31/91                    $11,296                   $10,021
        8/31/91                    $10,656                   $9,513
        9/30/91                    $10,936                   $10,262
        10/31/91                   $11,068                   $10,698
        11/30/91                   $10,612                   $10,010
        12/31/91                   $10,886                   $10,317
        1/31/92                    $11,095                   $9,918
        2/29/92                    $10,927                   $9,223
        3/31/92                    $10,457                   $8,346
        4/30/92                    $10,776                   $7,964
        5/31/92                    $11,487                   $8,585
        6/30/92                    $11,013                   $7,910
        7/31/92                    $10,326                   $7,800
        8/31/92                    $11,140                   $8,869
        9/30/92                    $10,760                   $8,665
        10/31/92                   $11,254                   $8,360
        11/30/92                   $11,393                   $8,518
        12/31/92                   $11,556                   $8,420
        1/31/93                    $11,437                   $8,404
        2/28/93                    $11,899                   $8,812
        3/31/93                    $12,377                   $9,877
        4/30/93                    $13,288                   $11,450
        5/31/93                    $13,915                   $11,783
        6/30/93                    $13,470                   $11,590
        7/31/93                    $13,584                   $12,275
        8/31/93                    $14,469                   $12,638
        9/30/93                    $14,787                   $12,166
        10/31/93                   $16,883                   $12,436
        11/30/93                   $16,744                   $10,681
        12/31/93                   $20,211                   $11,425
        1/31/94                    $19,470                   $12,748
        2/28/94                    $18,493                   $13,077
        3/31/94                    $16,892                   $12,355
        4/30/94                    $17,103                   $12,889
        5/31/94                    $17,239                   $13,196
        6/30/94                    $16,656                   $13,628
        7/31/94                    $17,261                   $13,335
        8/31/94                    $17,831                   $13,567
        9/30/94                    $17,524                   $13,227
        10/31/94                   $17,471                   $13,562
        11/30/94                   $16,086                   $12,805
        12/31/94                   $15,866                   $12,891
        1/31/95                    $14,293                   $12,076
        2/28/95                    $14,576                   $11,777
        3/31/95                    $15,124                   $12,681
        4/30/95                    $15,067                   $13,220
        5/31/95                    $15,704                   $12,691
        6/30/95                    $15,464                   $12,153
        7/31/95                    $16,201                   $13,030
        8/31/95                    $15,893                   $12,538
        9/30/95                    $15,992                   $12,655
        10/31/95                   $15,616                   $12,040
        11/30/95                   $15,574                   $12,632
        12/31/95                   $16,421                   $13,249
        1/31/96                    $17,197                   $13,271
        2/29/96                    $16,924                   $13,121
        3/31/96                    $17,399                   $13,524
        4/30/96                    $18,317                   $14,213
        3/31/96                    $17,956                   $13,596
        6/30/96                    $17,885                   $13,598
        7/31/96                    $17,000                   $12,973
        8/31/96                    $16,530                   $12,632
        9/30/96                    $16,978                   $13,044
        10/31/96                   $16,497                   $12,438

                  *net of fees and expenses

           Past performance is not predictive of future performance.

The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
6 St. James Avenue
Boston, Massachusetts 02116

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.